Document and Entity Information	12 Months Ended
Dec. 31, 2013
Document Information [Line Items]
Document Type	S-1/A
Amendment Flag	true
AmendmentDescription	AMENDMENT NO 2
Document Period End Date	Dec. 31, 2013
Trading Symbol	FEYE
Entity Registrant Name	FIREEYE, INC.
Entity Central Index Key	0001370880
Entity Filer Category	Non-accelerated Filer